SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

The financial statements were authorized for issuance by the Board of Directors on April 29, 2020.

There are no subsequent events between the closing date of the annual period and the approval (issuance) of these financial statements, other than the ones already disclosed and those mentioned below:

Buyback program

On March 6, 2020, the Board of Directors of the Company approved a sixth treasury shares repurchase program for a maximum amount of up Ps. 2,500,000 stated at its original value and for the term of 180 calendar days.

As of April 24, 2020, the Company held 30,856,815 treasury shares, representing 3.88% of the total common stock.

Coronavirus (Covid-19) outbreak

During the first quarter of 2020 the spread of the Covid-19 has impacted several countries with increasing severity. In March 2020, the World Health Organization declared Covid-19 a global pandemic. During this period countries and organizations have taken considerable measures to mitigate risk for communities, employees and business operations. This situation and the measures adopted have created macro-economic uncertainties with regards, among others, to international prices and demand for oil, natural gas and LPG products.

Regarding the Argentine energy situation, given the compulsory social quarantine as from March 20, 2020, allowing circulation only of those people linked to the provision / production of essential products and services, the demand for hydrocarbons has decreased significantly and it is uncertain how it will evolve in the near future. Current well-head natural gas prices have shown a sustained downward trend, compared to the prices of the end of 2019, as well as industrial and commercial gas consumption. Local oil prices, which use international values as a reference, have fallen sharply and their future is uncertain. The Argentine Government stated that this quarantine could be extendable in light of the outbreak situation.

In view of these circumstances, the Company has adopted a series of short-term measures aimed at guaranteeing the continuity of its operations, the health of its employees, and preserving its financial situation.

Although there are negative effects in the short term: (i) in the Production and Commercialization of Liquids segment, as this business is suffering the sharp reduction of the international prices of propane, butane and natural gasoline, and (ii) certain delays in collections of receivables in the Natural Gas Transportation segment; they are not currently expected to affect business continuity. Given the current financial position of the Company, although there are negative economic impacts in the short term, it is estimated that the Company will be able to continue meeting its financial commitments during the year 2020.

The Company is in process of adapting its business projections as new information arises.

The estimated values in use of our PPE are sensitive to the significant variation of the assumptions applied, including the determination of future tariffs by the Argentine Government on the Natural Gas Transportation business segment, and the expectation of the development of Vaca Muerta gas fields on our Other Services business segment.

In the Natural Gas Transportation segment, a less favorable scenario is being considered taking into account the current regulatory framework and the measures taken by the Argentine Government subsequent to year-end, which implied that the current tariffs would not be adjusted in line with the estimated future inflation during 2020.

In the Production and Commercialization of Liquids segment, we are considering the current drop of future international liquid prices based on available public information.

In any case, we cannot assure with certainty that actual cash flows will be in line with the assumptions applied. Therefore, significant differences could arise in the future in relation to the estimated values in use.

The full extent, consequences, and duration of the Covid-19 pandemic and the resulting operational and economic impact for TGS cannot be reasonably predicted at the time of issuance of these Financial Statements, but could impact our earnings, cash flow and financial condition which will depend on the severity of the health emergency and the success of the measures taken and those that will be taken in the future. The Company will continue to monitor events that may have an impact on its business or the recoverability of assets which would be recognized as they arise.

Annual Ordinary Shareholders’ Meeting

On April 21, 2020, the Annual Ordinary Shareholders’ Meeting (the “2020 Shareholders´ Meeting”) approved the increase in the legal reserve of Ps. 690,192 and the allocation of Ps. 19,756,710 to the reserve for capital expenditures, acquisition of treasury shares and/or dividends (the “Reserve”). The Board of Directors can release the Reserve to TGS’ shareholders in the form of dividend payments.

It is noteworthy that the above mentioned decisions made by the 2020 Shareholders’ Meeting were taken considering current CNV regulations (Resolution No. 777/2018) which states accumulated results have to be adjusted by inflation using the rates as of the month before the meeting was held. In case of 2020 Shareholders’ Meeting, TGS used the inflation rate as of March 31, 2020.